Short-Term Investment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Loan products held for sale	$ 461,292
Short-term investment	$ 470,641	$ 129,182,053
Maximum [Member]
Interest rate		2.03%
Minimum [Member]
Interest rate		1.30%